COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 5, 2021, the holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities), are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the holders may not exercise demand or piggyback rights after five (5) and seven (7) years, respectively, from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement entered into on August 5, 2021, the Company engaged Roth and Craig-Hallum, the underwriters in the Initial Public Offering, as advisors in connection with its Business Combination to assist in the transaction structuring and negotiation of a definitive purchase agreement with respect to the Business Combination, hold meetings with the stockholders to discuss the Business Combination and the target’s attributes, introduce the Company to potential investors to purchase its securities in connection with the Business Combination, assist in obtaining stockholder approval for the Business Combination, and assist with financial analysis, presentations, press releases and filings related to the Business Combination. The Company will pay Roth and Craig-Hallum a fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 4.5% of the gross proceeds of the Initial Public Offering, or $5,175,000. Roth and Craig-Hallum will not be entitled to such fee unless the Company consummates a Business Combination.

Service Agreement

Pursuant to a service agreement entered on July 5, 2022, the Company engaged Roth Capital Partners, LLC and Craig-Hallum Capital Group LLC (together the “financial advisors”) to provide services in connection with a proposed financing by the Company in connection with a business combination. In connection with this agreement the Company may be required to pay fees in connection with their services to the extent that the financing is executed. If during the term of the agreement the Company completes a financing of equity securities, convertible securities or debt of the Company, the Company has agreed to pay the financial advisors a fee in the amount of 4.0% of the gross proceeds raised. Each advisor would receive 50% of any placement agent fee, which will be paid upon the closing of the offering and business combination. The term of the agreement will run until the earlier of the date that the Company completes any Business Combination and otherwise liquidates the funds held in the Trust account.

NOTE 6 — COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 5, 2021, the holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities), are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the holders may not exercise demand or piggyback rights after five (5) and seven (7) years, respectively, from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement entered into on August 5, 2021, the Company engaged Roth and Craig-Hallum, the underwriters in the Initial Public Offering, as advisors in connection with its Business Combination to assist in the transaction structuring and negotiation of a definitive purchase agreement with respect to the Business Combination, hold meetings with the stockholders to discuss the Business Combination and the target’s attributes, introduce the Company to potential investors to purchase its securities in connection with the Business Combination, assist in obtaining stockholder approval for the Business Combination, and assist with financial analysis, presentations, press releases and filings related to the Business Combination. The Company will pay Roth and Craig-Hallum a fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 4.5% of the gross proceeds of the Initial Public Offering, or $5,175,000. Roth and Craig-Hallum will not be entitled to such fee unless the Company consummates a Business Combination.